OTHER TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
OTHER TAXES PAYABLE
Summary of Other Tax Payable
	12/31/2023	12/31/2022
Tax debts installments	217,348	208,760
ICMS	190,474	271,688
COFINS	177,720	246,501
PIS	27,073	43,524
Social Security charges	87,214	42,186
IRRF	14,133	14,553
Other	122,998	86,517
	836,960	913,729
Current	673,718	760,041
Non-current	163,242	153,688
Total	836,960	913,729

Summary of Amounts Due on Non-Current Liabilities and Maturity Schedule

The amounts due in non-current liabilities have the following maturity schedule:

	12/31/2023	12/31/2022
From 13 to 24 months	881	2,255
From 25 to 36 months	572	656
From 37 to 48 months	572	656
From 49 to 60 months	572	656
Over 60 months	160,645	149,465
	163,242	153,688